Schedule of Income Tax Expense Reconciliation (Details) (Parenthetical) - HKD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
Percentage of tax reduction granted	100.00%
Reduction granted	$ 3,000	$ 1,500	$ 3,000